Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The following table sets forth the Company's financial assets that were measured at fair value on a recurring basis at December 31, 2013 and December 31, 2012, respectively, by level within the fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
U.S. Government agency securities	$29,926	$—	$29,926	$—
Residential MBSs	62,500	—	62,500	—
Agency CMOs	467,064	—	467,064	—
Municipal securities	26,433	—	26,433	—
Securities available for sale	$585,923	$—	$585,923	$—

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
U.S. Government agency securities	$33,761	$—	$33,761	$—
Residential MBSs	57,210	—	57,210	—
Agency CMOs	556,867	—	556,867	—
Municipal securities	27,271	—	27,271	—
Securities available for sale	$675,109	$—	$675,109	$—

Financial Assets Measured at Fair Value on Nonrecurring Basis
For assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used were as follows:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Impaired loans with specific allocation	$5,707	$—	$—	$5,707
Impaired loans net of partial charge-offs	10,428	—	—	10,428
Foreclosed assets	1,938	—	—	1,938
Total	$18,073	$—	$—	$18,073

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Impaired loans with specific allocation	$11,991	$—	$—	$11,991
Impaired loans net of partial charge-offs	4,227	—	—	4,227
Total	$16,218	$—	$—	$16,218

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company's financial instruments were as follows at December 31, 2013 and 2012:

Fair Value Measurements at December 31, 2013
			Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$44,996	$44,996	$44,996	$—	$—
Securities	869,737	849,620	—	849,620	—
Loans, held for sale	6,225	6,371	—	—	6,371
Loans receivable, net	1,727,762	1,734,609	—	—	1,734,609
Restricted investments in bank stock	20,564	20,564	—	—	20,564
Accrued interest receivable	7,059	7,059	7,059	—	—
Financial liabilities:
Deposits	$2,239,621	$2,241,179	$—	$—	$2,241,179
Short-term borrowings	277,750	277,750	277,750	—	—
Long-term debt	15,800	12,642	—	—	12,642
Accrued interest payable	218	218	218	—	—
Off-balance sheet instruments:
Standby letters of credit	$—	$—	$—	$—	$—
Commitments to extend credit	—	—	—	—	—

Fair Value Measurements at December 31, 2012
			Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$56,582	$56,582	$56,582	$—	$—
Securities	944,892	948,780	—	948,780	—
Loans, held for sale	15,183	15,415	—	—	15,415
Loans receivable, net	1,503,515	1,516,839	—	—	1,516,839
Restricted investments in bank stock	15,450	15,450	—	—	15,450
Accrued interest receivable	7,206	7,206	7,206	—	—
Financial liabilities:
Deposits	$2,231,291	$2,232,789	$—	$—	$2,232,789
Short-term borrowings	113,225	113,225	113,225	—	—
Long-term debt	40,800	35,629	—	—	35,629
Accrued interest payable	308	308	308	—	—
Off-balance sheet instruments:
Standby letters of credit	$—	$—	$—	$—	$—
Commitments to extend credit	—	—	—	—	—